Quarterly Information (Unaudited)	12 Months Ended
May 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)

NOTE P – QUARTERLY INFORMATION (UNAUDITED)

The following is a summary of the quarterly results of operations for the years ended May 31, 2016 and 2015:

	For Quarter Ended
(In thousands, except per share amounts)	August 31	November 30	February 29	May 31
2016
Net Sales	$1,242,526	$1,155,984	$988,555	$1,426,584
Gross Profit	$532,958	$493,934	$412,962	$647,194
Net Income Attributable to
RPM International Inc. Stockholders	$99,815	$83,433	$18,582	$152,895
Basic Earnings Per Share	$0.76	$0.63	$0.14	$1.16
Diluted Earnings Per Share	$0.74	$0.62	$0.14	$1.13
Dividends Per Share	$0.260	$0.275	$0.275	$0.275

(In thousands, except per share amounts)	August 31	November 30	February 28 (a)	May 31
2015
Net Sales	$1,203,896	$1,071,128	$946,367	$1,373,159
Gross Profit	$508,393	$453,943	$379,738	$599,295
Net Income Attributable to
RPM International Inc. Stockholders	$99,079	$69,766	$(57,348)	$127,987
Basic Earnings Per Share	$0.74	$0.52	$(0.44)	$0.97
Diluted Earnings Per Share	$0.73	$0.52	$(0.44)	$0.94
Dividends Per Share	$0.240	$0.260	$0.260	$0.260

(a)

Reflects the reconsolidation of SPHC effective January 1, 2015, and adjustments of $106.2 million to the Provision for Income Taxes related to the recognition of an ASC 740-30 tax liability for the potential repatriation of foreign earnings and related impact on Net Income Attributable to Noncontrolling Interests.  Refer to Note F, “Income Taxes,” to the Consolidated Financial Statements for information regarding unremitted foreign earnings.

Quarterly earnings per share may not total to the yearly earnings per share due to the weighted-average number of shares outstanding in each quarter.